Organization and Business (Details) - Schedule of consolidated financial statements reflect the activities	12 Months Ended
Dec. 31, 2022
Sky Kingwin Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	British Virgin Islands (“BVI”) Company
Ownership	KingWin (100% Hold)
Principle activities	Holding company
SKY KINGWIN (HK) LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Hong Kong (“HK”) Limited Company
Ownership	KingWin BVI (100% Hold)
Principle activities	Holding company
Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (formerly known as “Guangdong Tiancheng Education Consulting Co., Ltd.” and “Vipshop (Guangdong) Food Co., Ltd.”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic Of China (“PRC”) Company
Ownership	KingWin HK (100% Hold)
Principle activities	Corporate consulting, corporate business training, advisory and transaction services